CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Cash flow from operating activities
Net loss	$ (53,643,615)	$ (64,506,051)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	4,971	12,358
Share-based payment	9,052,909	9,654,778
Share-based compensation for the in-licensing agreement	4,851,000	0
Net periodic pension benefit cost for the qualified pension plan	71,685	304,031
Other non-cash items	3,635	68,454
Changes in operating assets and liabilities:
Other receivables	(148,774)	(68,355)
Prepaid expenses	(1,449,096)	(2,730,373)
Trade and other payables	1,569,290	(1,314,318)
Accrued expenses and other current liabilities	4,512,801	2,685,576
Net cash flow used in operating activities	(35,175,194)	(55,893,900)
Cash flow from investing activities
Purchase of short-term marketable debt securities	0	(42,226,021)
Proceeds from maturities of short-term marketable debt securities	0	9,901,437
Purchase of property and equipment	(50,710)	(16,009)
Net cash flow used in investing activities	(50,710)	(32,340,593)
Cash flow from financing activities
Issuance of Common Shares at incorporation	106,507	0
Issuance of Series A Preferred Shares, net	28,159,181	0
Proceeds from Business Combination	0	134,646,009
Contribution for par value of Class V Shares	0	42,935
Proceeds from short-term loans	15,000,000	0
Repayment of loan liability	0	(15,000,000)
Repurchase of treasury shares	(6,202)	0
Grants of additional shares under ESPP	3,390	3,791
Net cash flow provided by financing activities	43,262,876	119,692,735
Effect of movements in exchange rates on cash held	1,873	8,540
Net change in cash and cash equivalents	8,038,845	31,466,782
Cash and cash equivalents, beginning of period	0	8,038,845
Cash and cash equivalents, end of period	8,038,845	39,505,627
Supplemental Cash Flow Information [Abstract]
Cash paid for income taxes	0	4,312
Non-cash operating lease assets obtained in exchange for lease obligations	$ 0	$ 435,005